Borrowing facilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of undrawn committed borrowing facilities	An analysis of the maturity of these undrawn committed facilities is shown below:

	2023	2022
	£m	£m
Undrawn committed borrowing facilities expiring:
Less than 1 year	42	—
In 1 to 2 years	4,361	936
In 2 to 3 years	2,100	4,373
In 3 to 4 years	—	1,605
In 4 to 5 years	—	—
More than 5 years	—	—
	6,503	6,914